Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Note 7. Derivative Instruments
Interest Rate Derivatives
Our objectives in using interest rate derivatives are to add stability to our earnings (losses) and to manage our exposure to interest rate movements. To accomplish this objective, we have used interest rate swaps and caps as part of our interest rate risk management strategy.
For interest rate derivatives designated and qualified as a hedge for GAAP purposes, the change in the fair value of the effective portion of the derivative is recorded in accumulated other comprehensive income (loss) (“AOCI”) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. Amounts reported in AOCI related to such derivatives will be reclassified to interest expense as interest payments are made on our variable rate debt. In addition, we classify cash flows from qualifying cash flow hedging relationships in the same category as the cash flows from the hedged items in our consolidated statements of cash flows. We do not use interest rate derivatives for trading or speculative purposes.
Interest rate derivatives not designated as hedges for GAAP are not speculative and are used to manage our exposure to interest rate movements and other identified risks but we have elected not to apply hedge accounting. Changes in the fair value of interest rate derivatives not designated in hedging relationships are recorded in other income (expense) within our consolidated statements of operations.
Foreign Currency Hedges
Our objectives in using foreign currency derivatives are to add stability to potential fluctuations in exchange rates between foreign currencies and the U.S. dollar and to manage our exposure to exchange rate movements. To accomplish this objective, we have used foreign currency forwards and foreign currency options as part of our exchange rate risk management strategy. A foreign currency forward contract is a commitment to deliver a certain amount of currency at a certain price on a specific date in the future. By entering into the forward contract and holding it to maturity, we are locked into a future currency exchange rate in an amount equal to and for the term of the forward contract. A foreign currency option contract is a commitment by the seller of the option to deliver, solely at the option of the buyer, a certain amount of currency at a certain price on a specific date.
For derivatives designated as net investment hedges for GAAP purposes, the changes in the fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified out of accumulated other comprehensive income (loss) into earnings when the hedged net investment is either sold or substantially liquidated. The change in the value of the designated portion of our settled and unsettled foreign currency hedges is recorded net in foreign currency hedge contract gain (loss) in our consolidated statements of comprehensive income (loss) in the related period.
The change in the value of the portion of our settled and unsettled foreign currency hedges that are not designated for hedge accounting for GAAP is recorded in other income (expense) within our consolidated statements of operations and represented a loss of approximately $0.4 million and a gain of approximately $3.8 million for the three months ended September 30, 2024 and 2023, respectively, and a gain of approximately $1.3 million and $0.6 million for the nine months ended September 30, 2024 and 2023, respectively.
On April 12, 2021, we entered into an approximately $125.9 million CAD currency forward with a settlement date of April 12, 2023. On April 12, 2023, we settled this foreign currency forward and received approximately USD $6.4 million, and simultaneously entered into a new approximately $134.4 million CAD currency forward with a maturity date of July 6, 2023. On July 5, 2023, we settled this foreign currency forward and paid approximately USD $1.2 million, and simultaneously entered into a new approximately $132.4 million CAD currency forward with a settlement date of April 12, 2024.
On April 12, 2024, we settled this hedge and we received approximately USD $3.5 million. We simultaneously entered into a new foreign currency hedge with a notional amount of $136,476,000 CAD at a strike rate of 1.3648 which matures on April 11, 2025.
On October 12, 2022, we entered into a new $137.7 million CAD currency forward with a settlement date of October 12, 2023. On October 11, 2023, we rolled this hedge without any cash settlement, extending the maturity date to November 9, 2023 at a strike rate of 1.3766, and notional of $137,664,000 CAD. On November 9, 2023, we rolled this hedge without any cash settlement, extending the maturity date to November 16, 2023 at a strike rate of 1.3767, and notional of $137,669,000 CAD. On November 16, 2023, this hedge matured, and without any cash settlement, we simultaneously entered into a new $30.0 million CAD currency forward with a maturity date of January 16, 2024, and a strike rate of 1.3782. On January 16, 2024 we rolled this hedge without any cash settlement, effectively extending the maturity date to February 15, 2024 at a strike rate of 1.3781. Additionally, on February 16, 2024 we further rolled this hedge without any cash settlement at a strike rate of 1.3781. This hedge ultimately matured on March 7, 2024 whereby we owed and paid approximately $0.5 million at settlement.
In connection with the 2027 NBC Loan borrowing, on March 12, 2024, we entered into a CORRA Swap with NBC with an initial notional amount of CAD $75,000,000 at a rate of 3.926% for the initial duration of the 2027 NBC Loan, maturing on March 7, 2027. The amortization of this swap corresponds with the amortizing principal payments on the related loan.
On May 1, 2024, to hedge our exposure to potentially rising interest rates, we entered into three SOFR interest rate caps for a total of approximately $8.2 million. We deferred payment for these SOFR interest rate caps, and are recording these interest rate caps net of such deferred payment liability on our balance sheet.
The following table summarizes the terms of our de
rivat
ive financial instruments as of September 30, 2024 (in thousands):

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap	$100,000	4.75%	December 1, 2022	December 1, 2025
SOFR Cap	$100,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap (1)	$100,000	1.50%	May 1, 2024	May 1, 2025
SOFR Cap (1)	$100,000	2.00%	July 1, 2024	July 1, 2025
SOFR Cap (2)	$200,000	5.50%	December 2, 2024	December 1, 2026
CORRA Swap (3)	$74,204	3.93%	March 12, 2024	March 7, 2027
Foreign Currency Forwards:
Denominated in CAD (3)	$136,746	1.3648	April 12, 2024	April 11, 2025

(1)	We deferred payment on this SOFR cap until its maturity.
(2)	We deferred payment on this SOFR cap until January 2, 2025, at which point, monthly payments will become due on the first of each month until the date of its maturity.
(3)	Notional amounts shown are denominated in CAD.

The following table summarizes the terms of our derivative financial instruments as of December 31, 2023 (in thousands):

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap	$125,000	2.00%	June 1, 2022	June 28, 2024
SOFR Cap	$100,000	4.75%	December 1, 2022	December 1, 2025
SOFR Cap	$100,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000	4.75%	December 1, 2022	December 2, 2024
Foreign Currency Forwards:
Denominated in CAD (1)	$132,350	1.3273	July 5, 2023	April 12, 2024
Denominated in CAD (1)	$30,000	1.3782	November 16, 2023	January 16, 2024

(1)	Notional amount shown is denominated in CAD.
The following table presents a gross presentation of the fair value of our derivative financial instruments as well as their classification on our consolidated balance sheets as of September 30, 2024 and December 31, 2023 (in thousands):

	Asset/Liability Derivatives Fair Value
Balance Sheet Location	September 30, 2024	December 31, 2023
Interest Rate Derivatives
Other assets	$202	$3,485
Accounts payable and accrued liabilities (1)	$5,656	$—
Foreign Currency Hedges
Accounts payable and accrued liabilities	$1,326	$985

(1)	Included herein is the value of certain SOFR interest rate caps, net of approximately $8.2 million in deferred payments, as well as the fair value of our CORRA swap.

The following tables presents the effect of our derivative financial instruments designated for hedge accounting on our consolidated statements of operations for the periods presented (in thousands):

	Gain (loss) recognized in OCI for the three months ended September 30,		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from OCI for the three months ended September 30,
Type	2024	2023		2024	2023
Interest Rate Swaps	$(1,133)	$—	Interest expense	$87	$—
Interest Rate Caps	(322)	162	Interest expense	81	802
Foreign Currency Forwards	(538)	1,243	N/A	—	—

	$(1,993)	$1,405		$168	$802

	Gain (loss) recognized in OCI for the nine months ended September 30,		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from OCI for the nine months ended September 30,
Type	2024	2023		2024	2023
Interest Rate Swaps	$(1,181)	$—	Interest expense	$273	$51
Interest Rate Caps	313	1,533	Interest expense	1,799	3,065
Foreign Currency Forwards	1,322	189	N/A	—	—

	$454	$1,722		$2,072	$3,116

Based on the forward rates in effect as of September 30, 2024, we estimate that approximately $0.9 million related to our qualifying cash flow hedges will be reclassified to increase interest expense during the next 12 months.

Note 7. Derivative Instruments
Interest Rate Derivatives
Our objectives in using interest rate derivatives are to add stability to interest expense and to manage our exposure to interest rate movements. To accomplish this objective, we have used interest rate swaps and caps as part of our interest rate risk management strategy.
For interest rate derivatives designated and qualified as a hedge for GAAP purposes, the change in the fair value of the effective portion of the derivative is recorded in accumulated other comprehensive income (loss) (“AOCI”) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. Amounts reported in AOCI related to such derivatives will be reclassified to interest expense as interest payments are made on our variable rate debt. In addition, we classify cash flows from qualifying cash flow hedging relationships in the same category as the cash flows from the hedged items in our consolidated statements of cash flows. We do not use interest rate derivatives for trading or speculative purposes.
Interest rate derivatives not designated as hedges for GAAP are not speculative and are used to manage our exposure to interest rate movements and other identified risks but we have elected not to apply hedge accounting. Changes in the fair value of interest rate derivatives not designated in hedging relationships are recorded in other income (expense) within our consolidated statements of operations.
Foreign Currency Hedges
Our objectives in using foreign currency derivatives are to add stability to potential fluctuations in exchange rates between foreign currencies and the U.S. dollar and to manage our exposure to exchange rate movements. To accomplish this objective, we have used foreign currency forwards and foreign currency options as part of our exchange rate risk management strategy. A foreign currency forward contract is a commitment to deliver a certain amount of currency at a certain price on a specific date in the future. By entering into the forward contract and holding it to maturity, we are locked into a future currency exchange rate in an amount equal to and for the term of the forward contract. A foreign currency option contract is a commitment by the seller of the option to deliver, solely at the option of the buyer, a certain amount of currency at a certain price on a specific date. For derivatives designated as net investment hedges for GAAP purposes, the changes in the fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified out of accumulated other comprehensive income (loss) into earnings when the hedged net investment is either sold or substantially liquidated. The change in the value of the designated portion of our settled and unsettled foreign currency hedges is recorded net in foreign currency hedge contract gain (loss) in our consolidated statements of comprehensive income (loss) in the related period.
The change in the value of the portion of our settled and unsettled foreign currency hedges that is not designated for hedge accounting for GAAP is recorded in other income (expense) within our consolidated statements of operations and represented a gain of approximately $0.1 million and $9.5 million for the years ended December 31, 2023 and 2022, respectively.

On April 12, 2021, we entered into an approximately $125.9 million CAD currency forward with a settlement date of April 12, 2023. On April 12, 2023, we settled this foreign currency forward and received approximately USD $6.4 million, and simultaneously entered into a new approximately $134.4 million CAD currency forward with a maturity date of July 6, 2023. On July 5, 2023, we settled this foreign currency forward and paid approximately USD $1.2 million, and simultaneously entered into a new approximately $132.4 million CAD currency forward with a settlement date of April 12, 2024.
On April 12, 2022, we settled a $122 million CAD foreign currency forward, receiving a net settlement of approximately USD $3.2 million, and simultaneously entered into a new $126.2 million CAD currency forward with a settlement date of October 12, 2022. On October 12, 2022, we settled this foreign currency forward, receiving a net settlement of approximately $8.7 million, and simultaneously entered into a new $137.7 million CAD currency forward with a settlement date of October 12, 2023. On October 11, 2023, we rolled this hedge without any cash settlement, extending the maturity date to November 9, 2023 at a strike rate of 1.3766, and notional of $137,664,000 CAD. On November 9, 2023, we rolled this hedge without any cash settlement, extending the maturity date to November 16, 2023 at a strike rate of 1.3767, and notional of $137,669,000 CAD. On November 16, 2023, this hedge matured, and without any cash settlement, we simultaneously entered into a new $30.0 million CAD currency forward with a maturity date of January 16, 2024, and a strike rate of 1.3782.
The following table summarizes the terms of our derivative financial instruments as of December 31, 2023:

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap	$125,000,000	2.00%	June 1, 2022	June 28, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 1, 2025
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
Foreign Currency Forwards:
Denominated in CAD (1)	$132,350,000	1.3273	July 5, 2023	April 12, 2024
Denominated in CAD (1) (2)	$30,000,000	1.3782	November 16, 2023	January 16, 2024

(1)	Notional amounts shown are denominated in CAD.
(2)
On January 16, 2024 we rolled this hedge without any cash settlement, effectively extending the maturity date to February 15, 2024 at a strike rate of 1.3781. Additionally, on February 16, 2024 we further rolled this hedge without any cash settlement at a strike rate of 1.3781. This hedge ultimately matured on March 7, 2024 whereby we owed and paid approximately $0.5 million at settlement.

The following table summarizes the terms of our derivative financial instruments as of December 31, 2022:

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap	$125,000,000	1.75%	June 1, 2022	June 30, 2023
SOFR Cap	$125,000,000	2.00%	June 1, 2022	June 28, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 1, 2025
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
Foreign Currency Forwards:
Denominated in CAD (1)	$125,925,000	1.2593	April 12, 2021	April 12, 2023
Denominated in CAD (1)	$137,680,000	1.3768	October 12, 2022	October 12, 2023

(1)	Notional amounts shown are denominated in CAD.
The following table presents a gross presentation of the fair value of our derivative financial instruments as well as their classification on our consolidated balance sheets as of December 31, 2023 and 2022:

	Asset/Liability Derivatives Fair Value
Balance Sheet Location	December 31, 2023	December 31, 2022
Interest Rate Derivatives
Other assets	$3,485,281	$9,681,298
Accounts payable and accrued liabilities	$—	$—
Foreign Currency Hedges
Other assets	$—	$6,971,265
Accounts payable and accrued liabilities	$(985,412)	$(1,776,371)
The following tables present the effect of our derivative financial instruments on our consolidated statements of operations for the periods presented:

	Gain (loss) recognized in OCI		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from accumulated other comprehensive income
	For the Year Ended December 31,
Type	2023	2022		2023	2022	2021
Interest Rate Swaps	$—	$(2,793)	Interest expense	$50,587	$(304,670)	$(3,818,917)
Interest Rate Caps	409,990	4,480,001	Interest expense	3,952,972	(139,888)	(473,148)
Foreign Currency Forwards	(1,065,910)	3,354,899	N/A	—	—	—

	$(655,920)	$7,832,107		$4,003,559	$(444,558)	$(4,292,065)

Based on the forward rates in effect as of December 31, 2023, we estimate that approximately $1.0 million related to our qualifying cash flow hedges will be reclassified to reduce interest expense during the next 12 months.